Property & Equipment and Software Development Costs (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,193	$ 8,302	$ 12,803	$ 16,393
Amortization of software development costs	$ 436,425	$ 262,703	$ 872,850	$ 430,739